Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2017
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016	2017
Marketable securities:
Available-for-sale	¥170,477	¥179,659
Other investments	12,428	18,991

Marketable securities and other investments (Non-current)	¥182,905	¥198,650

Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale

The carrying amount and fair value of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2016 and 2017, aggregated by maturities, were as follows:

	Millions of yen
	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥—	¥—	¥5	¥5
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥—	¥—	¥5	¥5

Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The cost, gross unrealized holding gains and losses and fair value as of March 31, 2016 and 2017, aggregated by type of available-for-sale securities included in “Marketable securities and other investments,” were as follows:

	Millions of yen
	2016
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥103,179	¥68,150	¥852	¥170,477

	Millions of yen
	2017
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥101,487	¥78,527	¥360	¥179,654
Debt securities	5	—	—	5

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015	2016	2017
Proceeds	¥1,003	¥8,836	¥3,921
Gross realized gains	609	5,867	3,158
Gross realized losses	(734)	(42)	(12)

Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments

The fair value of and gross unrealized holding losses on available-for-sale securities and cost method investments included in other investments as of March 31, 2016 and 2017, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position, were as follows:

	Millions of yen
	2016
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥2,656	¥351	¥2,680	¥501	¥5,336	¥852
Cost method investments	16	37	57	1,154	73	1,191

	Millions of yen
	2017
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥3,307	¥360	¥—	¥—	¥3,307	¥360

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Cost method investments included in other investments	¥12,394	¥18,957
Including: Investments whose fair values were not evaluated for impairment	11,058	18,948